Asset Retirement Obligations ("ARO") (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Asset Retirement Obligation Disclosure [Abstract]
Summary of changes in ARO

The following table summarizes changes in the Company’s ARO (dollars in thousands):

	March 31, 2022	December 31, 2021
Balance, beginning of period	$5,193	$4,785
Accretion expense	102	408
Balance, end of period	$5,295	$5,193

The following table summarizes changes in the Company’s ARO (dollars in thousands):

	December 31, 2021	December 31, 2020
Balance, beginning of period	$4,785	$4,374
Accretion expense	408	374
Changes in estimates	—	37
Balance, end of period	$5,193	$4,785